Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Equipment

(7) Equipment

As of September 30, 2021 and December 31, 2020, equipment was as follows:

	September 30, 2021	December 31, 2020
Laboratory equipment	$6,997,964	$5,205,346
Animal facility	6,267,498	3,371,125
Animal facility equipment	1,197,366	1,003,629
Construction-in-progress	4,922,079	6,729,673
Leasehold improvements	5,605,847	185,971
Vehicles	135,593	96,693
Office furniture and equipment	46,202	20,219
	25,172,549	16,612,656

Less: accumulated depreciation and amortization	2,604,072	1,767,186

	$22,568,477	$14,845,470

Depreciation and amortization expense for the nine months ended September 30, 2021 and 2020 was $868,630 and $223,888, respectively.

The Corporation has several ongoing construction projects related to the expansion of its operating capacity. As of September 30, 2021 and December 31, 2020, the Corporation’s construction-in-progress was as follows:

	September 30, 2021	December 31, 2020
200L commercial facility	$-	$4,148,113
200L commercial facility, equipment	1,658,189	486,381
New animal barn (#6)	-	1,551,167
New animal barn (#7)	2,093,263	-
New office space (at Headquarters)	-	477,907
New laboratory space (at Headquarters)	922,077	-
New laboratory space, equipment	60,448	-
Software	137,811	-
Other	50,291	66,105
Total construction-in-progress	$4,922,079	$6,729,673

Construction on the 200L commercial facility was completed in September 2021. As of September 30, 2021, validation of the 200L commercial facility equipment was still in progress and expected delivery and installation of the equipment is expected to be complete by December 31, 2021. Construction of the first new animal barn (#6) was completed in July 2021, and the second new animal barn (#7) is expected to be complete by December 31, 2021. Construction of the new office space (at Headquarters) was completed in August 2021. The new laboratory space (at Headquarters) is expected to be complete by December 31, 2021. Expected delivery, installation, and validation of equipment for the new laboratory space (at Headquarters) is expected to be complete in the first quarter of 2022. The installation and programming of the new ERP software (SAP) is expected to be complete in the third quarter of 2022.

(6) Equipment

As of December 31, 2020 and 2019, the Corporation’s equipment was as follows:

	2020	2019
Laboratory equipment	$5,205,346	$1,740,088
Animal facility	3,371,125	1,459,459
Animal facility equipment	1,003,629	540,000
Construction-in-progress	6,729,673	83,966
Leasehold improvements	185,971	34,285
Vehicles	96,693	22,710
Office furniture and equipment	20,219	11,347

Less: accumulated depreciation and amortization	1,767,186	1,388,197

Property, plant and equipment net	$14,845,470	$2,503,658

Depreciation and amortization expense for the years ended December 31, 2020 and 2019 was $383,142 and $197,210, respectively.

All tangible personal property with a useful life of at least three years and a unit acquisition cost of $5,000 or more will be capitalized and depreciated over its useful life using the straight-line method of depreciation. The Corporation will expense the full acquisition cost of tangible personal property below these thresholds in the year of purchase. The basis of accounting for depreciable fixed assets is acquisition cost and any additional expenditures required to make the asset ready for use. The carrying amount at the balance sheet date of long-lived assets under construction-in-progress includes assets purchased, constructed, or being developed internally that are not yet in service. Depreciation commences when the assets are placed in service.

The Corporation has several ongoing construction projects related to the expansion of its operating capacity. As of December 31, 2020 and December 31, 2019, the Corporation’s construction-in-progress was as follows:

	2020	2019
200L commercial facility	$4,148,113	$-
200L commercial facility equipment	486,381	-
New animal barn (#6)	1,551,167	-
New office space (at Headquarters)	477,907	-
Other	66,105	83,966
Total construction-in-progress	$6,729,673	$83,966

The 200L commercial facility and 200L commercial facility equipment are expected to be complete by the end of the third quarter of 2021. Construction of the new animal barn (#6) is expected to be completed in July 2021. Construction of the new office space (at Headquarters) is expected to be complete by the end of August 2021.